UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Research Long/Short Equity Fund

SEMIANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E    F U N D

F O R    M O R E    I N F O R M AT I O N

Back Cover

Dreyfus Research Long/Short Equity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Long/Short Equity Fund, covering the six-month period from November 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2015, through April 30, 2016, as provided by Elizabeth Slover, Matthew T. Jenkin, and Matthew D. Griffin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2016, Dreyfus Research Long/Short Equity Fund’s Class A shares produced a total return of -3.55%, Class C shares returned -3.85%, Class I shares returned -3.44%, and Class Y shares returned -3.44%.1 In comparison, the fund’s benchmark, the HFRI® Equity Hedge Index, produced a total return of -1.89% for the same period.2

Hedge fund strategies produced moderately negative returns over the reporting period as investor sentiment shifted dramatically in response to fiscal and economic developments throughout the world. The fund produced lower returns than its benchmark, largely due to individual disappointments in the technology and health care sectors, somewhat offset by strong returns in the consumer sector.

Effective December 2015, Matthew T. Jenkin became a Portfolio Manager for the fund.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund employs long/short investment strategies in seeking to produce excess returns that are not tied to the direction of major equity markets over a complete market cycle, typically a period of several years. The fund also seeks to have less volatility than such markets over a complete market cycle.

We strive to add value added excess returns (“alpha”) by allocating fund assets among various global equity sectors, each managed by a separate team of research analysts. Currently, the fund invests its assets among the following global equity sectors: (1) Technology/Media/Telecommunication Services, (2) Consumer, (3) Industrials, (4) Health Care, and (5) Natural Resources. We invest the fund’s assets in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. Conversely, we establish short positions in those companies in which the analysts believe there has been a negative change in the fundamental factors relating to the company or the company has become overvalued.

Markets Were Roiled By Volatility

U.S. equity prices proved choppy in late 2015, with some industry groups, such as the information technology, health care, and financials sectors, benefiting from encouraging U.S. employment data, resilient corporate earnings, and greater mergers-and-acquisitions activity. Other areas, including the energy and basic materials sectors, were undermined at the time by falling commodity prices and persistent economic headwinds in Europe, Japan, and the emerging markets. Investor sentiment deteriorated substantially in early 2016 amid fears that higher short-term interest rates might weigh on U.S. and global economic growth. These worries, as well as additional releases of disappointing economic data in China, led to plummeting oil prices and sharply declining stock prices over the opening weeks of 2016.

Equity markets reversed direction in mid-February, beginning a robust rebound when investors responded positively to indications from the Federal Reserve Board that additional rate increases were likely to be delayed. Investors were also cheered when some commodity prices rebounded and Chinese economic conditions appeared to be stabilizing. By mid-April, broad measures of stock market performance had advanced into solidly positive territory, led by a strong rebound in the previously hard hit energy and materials sectors. However, mixed corporate earnings reports and weaker-than-expected GDP growth caused stocks to give back some of their previous gains during the last week of April, and major U.S. equity market indices ended the reporting period little changed from where they began.

DISCUSSION OF FUND PERFORMANCE (continued)

Fund Strategies Produced Mixed Results

While we are never satisfied with negative absolute returns, we nonetheless are pleased that several of the fund’s energy holdings benefited from the reporting period’s heightened market volatility. Top performers included a short position in oil pipeline builder Kinder Morgan, a long position in Russian petroleum producer Rosneft, and a long position in oil refiner HollyFrontier. Other relatively strong investments included a long position in glass container maker Owens-Illinois and a short position in China Shipping Container Lines.

On the other hand, some holdings were undermined by shifting investor sentiment. Among the holdings most severely affected by the timing of dramatic changes in the direction of the energy and materials sectors were a long position in UK-based oil-and-gas producer Genel Energy, a short position in Brazilian integrated energy giant Petróleo Brasileiro, and a long position in U.S. agricultural chemical maker CF Industries. Other notably weak performers included long positions in semiconductor design firm Cavium and Internet services provider Akamai Technologies.

Emphasizing Long Investments

As of the end of the reporting period, the fund’s net long position substantially exceeded its short exposure, reflecting the relatively large number of attractive long investment opportunities we have identified across a wide range of investment sectors. At the same time, the fund’s short positions have continued to act as a hedge against volatility and risk.

May 16, 2016

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The securities of issuers in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures, and options on futures and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The HFRI® Equity Hedge Index is a fund-weighted index of select hedge funds focusing on Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Long/Short Equity Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$16.66	$20.43	$16.08	$15.64
Ending value (after expenses)	$964.50	$961.50	$965.60	$965.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$17.02	$20.88	$16.43	$15.98
Ending value (after expenses)	$1,007.91	$1,004.03	$1,008.50	$1,008.95

† Expenses are equal to the fund’s annualized expense ratio of 3.41% for Class A, 4.19% for Class C, 3.29% for Class I and 3.20% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2016 (Unaudited)

Common Stocks - 80.7%	Shares		Value ($)
Automobiles & Components - 2.1%
Aisin Seiki	6,600		254,388
Continental	1,365		299,820
Delphi Automotive	13,510	[a]	994,741
Denso	6,800		254,777
			1,803,726
Capital Goods - 5.7%
Airtac International Group	66,000		436,282
Alfa, Cl. A	353,800		665,458
Bidvest Group	18,171		460,374
China Railway Construction, Cl. H	387,000		487,022
Honeywell International	4,684	[a]	535,241
Prysmian	16,979		401,027
Safran	7,647		527,181
United Technologies	6,997	[a]	730,277
Weichai Power, Cl. H	463,000		551,615
			4,794,477
Commercial & Professional Services - .5%
Randstad Holding	8,365		449,561
Consumer Durables & Apparel - 1.6%
Hanesbrands	28,365	[a]	823,436
Sony	20,400		495,930
			1,319,366
Consumer Services - 4.2%
Archer-Daniels-Midland	29,061		1,160,696
Melia Hotels International	41,411		522,774
MGM Resorts International	32,507	[a,b]	692,399
Norwegian Cruise Line Holdings	12,744	[a,b]	623,054
Penn National Gaming	31,341	[b]	505,530
			3,504,453
Energy - 13.7%
EOG Resources	11,617	[a]	959,797
Galp Energia	61,979		854,726
Occidental Petroleum	15,634	[a]	1,198,346
Phillips 66	14,017	[a]	1,150,936
Pioneer Natural Resources	7,128		1,183,961
PTT Exploration & Production	414,400		877,624
Rosneft, GDR	162,692		892,992

Common Stocks - 80.7% (continued)	Shares		Value ($)
Energy - 13.7% (continued)
Royal Dutch Shell, Cl. A	32,318		845,708
Schlumberger	15,052	[a]	1,209,278
Superior Energy Services	84,254	[a]	1,420,522
Total	16,803		849,703
			11,443,593
Food & Staples Retailing - .3%
CVS Health	2,563		257,581
Food, Beverage & Tobacco - 4.8%
ConAgra Foods	36,313	[a]	1,618,107
Molson Coors Brewing, Cl. B	14,185	[a]	1,356,512
Mondelez International, Cl. A	25,337	[a]	1,088,478
			4,063,097
Health Care Equipment & Services - 7.8%
Abbott Laboratories	13,831		538,026
Align Technology	5,383	[a,b]	388,599
Boston Scientific	32,029	[a,b]	702,076
Centene	8,538	[a,b]	529,014
Dentsply Sirona	7,815	[a]	465,774
Envision Healthcare Holdings	9,142	[a,b]	206,883
Koninklijke Philips	23,797	[a]	654,301
Laboratory Corporation of America Holdings	3,885	[a,b]	486,868
McKesson	2,197		368,701
Medtronic	11,586	[a]	917,032
Universal Health Services, Cl. B	2,576		344,360
VCA	5,590	[a,b]	352,002
Zimmer Biomet Holdings	4,998		578,618
			6,532,254
Materials - 4.3%
Dow Chemical	22,451	[a]	1,181,147
Owens-Illinois	66,337	[a,b]	1,224,581
Sherwin-Williams	4,035		1,159,296
			3,565,024
Media - 3.3%
CBS, Cl. B	13,831	[a]	773,291
Interpublic Group of Companies	32,270	[a]	740,274
Starz, Cl. A	25,345	[a,b]	689,637
WPP	22,765		532,181
			2,735,383

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 80.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
AbbVie	8,251	[a]	503,311
ARIAD Pharmaceuticals	19,346	[b]	138,904
BioMarin Pharmaceutical	6,564	[a,b]	555,840
Bristol-Myers Squibb	7,335		529,440
GlaxoSmithKline	20,970		446,489
Merck	5,732		538,225
Shire, ADR	2,945		551,952
			3,264,161
Retailing - 4.7%
Amazon.com	714	[b]	470,947
J.C. Penney	58,001	[a,b]	538,249
Priceline Group	426	[a,b]	572,399
The TJX Companies	9,291	[a]	704,444
Tiffany & Co.	11,622		829,230
Ulta Salon Cosmetics & Fragrance	3,921	[a,b]	816,666
			3,931,935
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom	8,304	[a]	1,210,308
Cavium	12,556	[a,b]	619,890
NXP Semiconductors	7,601	[b]	648,213
Qorvo	10,447	[b]	470,428
Skyworks Solutions	13,208		882,559
			3,831,398
Software & Services - 7.8%
Alphabet, Cl. C	1,947	[a,b]	1,349,290
Citrix Systems	8,708	[a,b]	712,663
Facebook, Cl. A	8,902	[a,b]	1,046,697
Fortinet	21,478	[a,b]	698,250
Oracle	27,613	[a]	1,100,654
salesforce.com	12,385	[a,b]	938,783
Visa, Cl. A	9,246	[a]	714,161
			6,560,498
Technology Hardware & Equipment - 3.8%
Cisco Systems	53,107	[a]	1,459,911
Murata Manufacturing	7,500		969,860
Sunny Optical Technology Group	250,000		770,385
			3,200,156
Telecommunication Services - 1.1%
China Mobile, ADR	15,456	[a]	889,029

Common Stocks - 80.7% (continued)	Shares		Value ($)
Transportation - 4.0%
Beijing Capital International Airport, Cl. H	502,000		536,567
Delta Air Lines	12,462	[a]	519,292
EcoRodovias Infraestrutura e Logistrica	228,900		499,164
Sinotrans, Cl. H	1,163,000		529,888
Southwest Airlines	11,960	[a]	533,536
Union Pacific	8,252	[a]	719,822
			3,338,269
Utilities - 2.5%
NextEra Energy	11,124	[a]	1,307,960
NRG Yield, Cl. A	30,643	[a]	463,629
NRG Yield, Cl. C	17,751	[a]	287,211
			2,058,800
Total Common Stocks (cost $62,857,843)			67,542,761
Other Investment - 19.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $16,099,757)	16,099,757	[c]	16,099,757
Total Investments (cost $78,957,600)	99.9%		83,642,518
Cash and Receivables (Net)	.1%		70,742
Net Assets	100.0%		83,713,260

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Held by a broker as collateral for open short positions.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	19.2
Energy	13.7
Software & Services	7.8
Health Care Equipment & Services	7.4
Capital Goods	5.7
Food, Beverage & Tobacco	4.8
Retailing	4.7
Semiconductors & Semiconductor Equipment	4.6
Materials	4.3
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Consumer Services	4.2
Transportation	4.0
Technology Hardware & Equipment	3.8
Media	3.3
Utilities	2.5
Automobiles & Components	2.1
Consumer Durables & Apparel	1.6
Telecommunication Services	1.1
Commercial & Professional Services	.5
Food & Staples Retailing	.3
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT

April 30, 2016 (Unaudited)

Common Stocks-52.1%	Shares	Value ($)
Automobiles & Components-1.2%
Fuji Heavy Industries	7,400	243,060
Gentex	38,051	610,338
Takata	38,400	138,355
		991,753
Capital Goods-2.7%
CNH Industrial	70,123	538,965
Deere & Co.	6,663	560,425
Dongfang Electric	463,600	360,217
Dover	3,958	260,041
Rotork	190,939	521,836
		2,241,484
Commercial & Professional Services-.7%
Dun & Bradstreet	5,092	562,208

Consumer Durables & Apparel-1.2%
Luxottica Group	8,323	456,109
Ralph Lauren	6,147	572,962
		1,029,071
Consumer Services-1.4%
InterContinental Hotels Group	14,881	595,151
Las Vegas Sands	13,212	596,522
		1,191,673
Energy-9.7%
Chevron	13,480	1,377,386
Exxon Mobil	13,381	1,182,880
HollyFrontier	29,573	1,052,799
John Wood Group	93,778	858,631
National Oilwell Varco	31,398	1,131,584
Petrofac	67,955	842,914
Repsol	64,283	848,407
Statoil ASA	48,102	845,826
		8,140,427
Exchange-Traded Funds-3.0%
Consumer Discretionary Select Sector SPDR Fund	10,758	852,034
Consumer Staples Select Sector SPDR Fund	15,291	799,719
Powershares QQQ Trust Series 1	7,994	845,126
		2,496,879
Food & Staples Retailing-.8%

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks-52.1% (continued)	Shares	Value ($)
Food & Staples Retailing-.8% (continued)
Costco Wholesale	4,320	639,922

Food, Beverage & Tobacco-2.3%
Campbell Soup	5,370	331,383
Flowers Foods	26,806	513,603
General Mills	11,099	680,813
McCormick & Co.	4,064	381,122
		1,906,921
Health Care Equipment & Services-4.0%
DaVita HealthCare Partners	6,513	481,311
Express Scripts Holding	5,547	408,980
Getinge	21,853	461,798
MEDNAX	5,412	385,821
Owens & Minor	6,203	225,727
Ramsay Health Care	9,176	452,661
Smith & Nephew	29,397	497,632
Varian Medical Systems	5,427	440,564
		3,354,494
Household & Personal Products-1.3%
Clorox	4,105	514,069
Coty	20,373	619,339
		1,133,408
Materials-5.6%
Eastman Chemical	15,512	1,184,807
Ecolab	10,294	1,183,604
International Paper	27,548	1,192,002
PPG Industries	10,472	1,156,004
		4,716,417
Media-1.6%
Discovery Communications	26,622	727,047
Thomson Reuters	14,642	602,225
		1,329,272
Pharmaceuticals, Biotechnology & Life Sciences-3.8%
Amgen	4,045	640,323
Celgene	4,482	463,484
Incyte	4,658	336,634
Ionis Pharmaceuticals	9,101	372,868
Regeneron Pharmaceuticals	835	314,553
Roche Holding	2,440	617,181
United Therapeutics	3,949	415,435
		3,160,478

Common Stocks-52.1% (continued)	Shares	Value ($)
Retailing-2.7%
Bed Bath & Beyond	14,197	670,382
Genuine Parts	5,919	568,046
Nordstrom	9,119	466,254
TripAdvisor	8,393	542,104
		2,246,786
Software & Services-3.1%
Alibaba Group Holding, ADR	5,318	409,167
CA	26,811	795,214
LinkedIn	3,529	442,219
SAP	12,650	994,543
		2,641,143
Technology Hardware & Equipment-3.5%
Ingenico	7,025	829,062
Juniper Networks	26,023	608,938
Seagate Technology	15,334	333,821
TDK	11,100	644,100
T-Mobile US	13,093	514,293
		2,930,214
Telecommunication Services-.5%
Advanced Info Service	90,600	402,264

Transportation-1.1%
Royal Mail	59,200	422,268
Siemens	5,242	547,097
		969,365
Utilities-1.9%
Consolidated Edison	10,730	800,458
Southern	15,221	762,572
		1,563,030

Total Securities Sold Short (proceeds $43,361,271)		43,647,209

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Energy	9.7
Materials	5.6
Health Care Equipment & Services	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Technology Hardware & Equipment	3.5
Software & Services	3.1
Exchange-Traded Funds	3.0
Retailing	2.7
Capital Goods	2.7
Food, Beverage & Tobacco	2.3
Utilities	1.9
Media	1.6
Consumer Services	1.4
Household & Personal Products	1.3
Consumer Durables & Apparel	1.2
Automobiles & Components	1.2
Transportation	1.1
Food & Staples Retailing	.8
Commercial & Professional Services	.7
Telecommunication Services	.5
52.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	62,857,843	67,542,761
Affiliated issuers	16,099,757	16,099,757
Cash		68,609
Cash denominated in foreign currency	1,034,426	1,044,405
Receivable from brokers for proceeds on securities sold short—Note 4		43,361,271
Receivable for investment securities sold		3,546,501
Dividends receivable		77,881
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		957
Receivable for shares of Beneficial Interest subscribed		598
Prepaid expenses		25,561
		131,768,301
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		114,019
Securities sold short, at value (proceeds $43,361,271—See Statement of Securities Sold Short—Note 4		43,647,209
Payable for investment securities purchased		3,959,741
Payable for dividends on securities sold short		148,755
Payable for shares of Beneficial Interest redeemed		117,261
Due to broker		9,295
Accrued expenses		58,761
		48,055,041
Net Assets ($)		83,713,260
Composition of Net Assets ($):
Paid-in capital		87,058,299
Accumulated investment (loss)—net		(2,335,584)
Accumulated net realized gain (loss) on investments		(5,417,339)
Accumulated net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency transactions		4,407,884
Net Assets ($)		83,713,260

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,483,550	106,408	3,688,020	78,435,282
Shares Outstanding	124,396	9,113	307,061	6,529,565
Net Asset Value Per Share ($)	11.93	11.68	12.01	12.01

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,244 foreign taxes withheld at source):
Unaffiliated issuers	479,693
Affiliated issuers	18,972
Total Income	498,665
Expenses:
Management fee—Note 3(a)	564,611
Dividends on securities sold short	600,353
Interest on securities sold short	111,745
Professional fees	56,922
Registration fees	31,692
Custodian fees—Note 3(c)	27,964
Prospectus and shareholders’ reports	3,442
Trustees’ fees and expenses—Note 3(d)	3,334
Shareholder servicing costs—Note 3(c)	2,631
Loan commitment fees—Note 2	614
Distribution fees—Note 3(b)	414
Miscellaneous	9,189
Total Expenses	1,412,911
Less—reduction in expenses due to undertaking—Note 3(a)	(70,364)
Less—reduction in fees due to earnings credits—Note 3(c)	(12)
Net Expenses	1,342,535
Investment (Loss)—Net	(843,870)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	(4,670,853)
Short sale transactions	1,365,394
Net realized gain (loss) on forward foreign currency exchange contracts	(18,512)
Net Realized Gain (Loss)	(3,323,971)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,914,622
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,729
Net unrealized appreciation (depreciation) on securities sold short	(1,572,849)
Net Unrealized Appreciation (Depreciation)	1,344,502
Net Realized and Unrealized Gain (Loss) on Investments	(1,979,469)
Net (Decrease) in Net Assets Resulting from Operations	(2,823,339)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations ($):
Investment (loss)—net	(843,870)	(1,801,331)
Net realized gain (loss) on investments	(3,323,971)	4,818,802
Net unrealized appreciation (depreciation) on investments	1,344,502	(3,250,185)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,823,339)	(232,714)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	(40,319)	-
Class C	(2,787)	-
Class I	(143,644)	-
Class Y	(1,765,086)	-
Total Dividends	(1,951,836)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,525	1,515,954
Class C	3	-
Class I	171,206	638,227
Class Y	17,935,426	26,189,513
Dividends reinvested:
Class A	38,029	-
Class C	178	-
Class I	61,866	-
Class Y	1,338,797	-
Cost of shares redeemed:
Class A	(406,419)	(27,622,811)
Class C	(7,436)	-
Class I	(10,479,339)	(2,462,390)
Class Y	(12,418,269)	(16,570,325)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,735,433)	(18,311,832)
Total Increase (Decrease) in Net Assets	(8,510,608)	(18,544,546)
Net Assets ($):
Beginning of Period	92,223,868	110,768,414
End of Period	83,713,260	92,223,868
Accumulated investment (loss)—net	(2,335,584)	(1,491,714)

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	2,519	118,321
Shares issued for dividends reinvested	3,132	-
Shares redeemed	(32,924)	(2,151,149)
Net Increase (Decrease) in Shares Outstanding	(27,273)	(2,032,828)
Class C
Shares issued for dividends reinvested	15	-
Shares redeemed	(635)	-
Net Increase (Decrease) in Shares Outstanding	(620)	-
Class Ia
Shares sold	13,491	49,954
Shares issued for dividends reinvested	5,067	-
Shares redeemed	(837,627)	(190,551)
Net Increase (Decrease) in Shares Outstanding	(819,069)	(140,597)
Class Ya
Shares sold	1,486,237	2,038,264
Shares issued for dividends reinvested	109,559	-
Shares redeemed	(1,025,446)	(1,288,190)
Net Increase (Decrease) in Shares Outstanding	570,350	750,074

[a] During the period ended April 30, 2016, 22,693 Class I shares representing $286,611 were exchanged for 22,693 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class A Shares	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.74	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.23)	(.30)	(.07)
Net realized and unrealized gain (loss) on investments	(.30)	.14	.25	.36
Total from Investment Operations	(.43)	(.09)	(.05)	.29
Distributions:
Dividends from net realized gain on investments	(.29)	—	—	—
Net asset value, end of period	11.93	12.65	12.74	12.79
Total Return (%)[c]	(3.55)[d]	(.71)	(.39)	2.32	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.58[e]	3.24	3.56	4.57	[e]
Ratio of net expenses to average net assets	3.41[e]	3.08	3.28	2.82	[e]
Ratio of net investment (loss) to average net assets	(2.22)[e]	(1.78)	(2.35)	(2.07)	[e]
Portfolio Turnover Rate	144.37[d]	359.78	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	1,484	1,919	27,837	187

a  From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class C Shares	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.44	12.63	12.76	12.50
Investment Operations:
Investment (loss)—net[b]	(.18)	(.33)	(.40)	(.09)
Net realized and unrealized gain (loss) on investments	(.29)	.14	.27	.35
Total from Investment Operations	(.47)	(.19)	(.13)	.26
Distributions:
Dividends from net realized gain on investments	(.29)	—	—	—
Net asset value, end of period	11.68	12.44	12.63	12.76
Total Return (%)[c]	(3.85)[d]	(1.43)	(1.10)	2.08	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.38[e]	4.09	4.48	5.36	[e]
Ratio of net expenses to average net assets	4.19[e]	3.85	3.98	3.62	[e]
Ratio of net investment (loss) to average net assets	(3.00)[e]	(2.62)	(3.10)	(2.83)	[e]
Portfolio Turnover Rate	144.37[d]	359.78	204.65	45.11	[d]
Net Assets, end of period ($ x 1,000)	106	121	123	102

a  From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class I Shares	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.73	12.79	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.21)	(.28)	(.06)
Net realized and unrealized gain (loss) on investments	(.32)	.15	.28	.35
Total from Investment Operations	(.43)	(.06)	–	.29
Distributions:
Dividends from net realized gain on investments	(.29)	—	—	—
Net asset value, end of period	12.01	12.73	12.79	12.79
Total Return (%)	(3.44)[c]	(.47)	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.45[d]	2.95	3.46	4.05	[d]
Ratio of net expenses to average net assets	3.29[d]	2.85	3.01	2.62	[d]
Ratio of net investment (loss) to average net assets	(2.05)[d]	(1.60)	(2.12)	(1.83)	[d]
Portfolio Turnover Rate	144.37[c]	359.78	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	3,688	14,332	16,196	12,697

a  From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2016	Year Ended October 31,
Class Y Shares	(Unaudited)	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.73	12.79	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.12)	(.21)	(.27)	(.06)
Net realized and unrealized gain (loss) on investments	(.31)	.15	.27	.35
Total from Investment Operations	(.43)	(.06)	–	.29
Distributions:
Dividends from net realized gain on investments	(.29)	—	—	—
Net asset value, end of period	12.01	12.73	12.79	12.79
Total Return (%)	(3.44)[c]	(.47)	(.08)	2.40	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.37[d]	2.95	3.32	4.05	[d]
Ratio of net expenses to average net assets	3.20[d]	2.85	3.00	2.62	[d]
Ratio of net investment (loss) to average net assets	(2.01)[d]	(1.62)	(2.10)	(1.83)	[d]
Portfolio Turnover Rate	144.37[c]	359.78	204.65	45.11	[c]
Net Assets, end of period ($ x 1,000)	78,435	75,852	66,612	12,692

a  From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Long/Short Equity Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A and Class C shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	48,639,237	—	—	48,639,237
Equity Securities - Foreign Common Stocks†	3,299,502	15,604,022††	—	18,903,524
Mutual Funds	16,099,757	—	—	16,099,757
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	—	957	—	957
Liabilities ($)
Other Financial Instruments:
Securities Sold Short:
Equity Securities - Domestic Common Stocks††††	(28,020,860)	—	—	(28,020,860)
Equity Securities - Foreign Common Stocks††††	(2,005,935)	(11,123,535)††	—	(13,129,470)
Exchange-Traded Funds	(2,496,879)	—	—	(2,496,879)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation at period end.

†††† See Statement of Securities Sold Short for additional detailed categorizations.

At October 31, 2015, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 10/31/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	14,256,604	54,204,946	52,361,793	16,099,757	19.2

Certain affiliated investment companies may also invest in the fund. At April 30, 2016, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 4,005,444 Class Y shares representing approximately 57% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the direct expenses of the fund, from November 1, 2015 through March 1, 2017, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $70,364 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays TBCAM a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $414 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $1,987 and $138, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $251 for transfer agency services and $29 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $27,964 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,997 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,411, Distribution Plan fees $66, Shareholder Services Plan fees $328, custodian fees $33,000, Chief Compliance Officer fees $3,208 and transfer agency fees $278, which are offset against an expense reimbursement currently in effect in the amount of $17,272.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward contracts, during the period ended April 30, 2016 were as follows:

	Purchases ($)	Sales ($)
Long transactions	97,967,450	102,006,900
Short sale transactions	105,776,280	105,034,985
Total	203,743,730	207,041,885

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2016 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amount	Cost ($)	Value ($)	Unrealized Appreciation ($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
5/2/2016	512,296	585,650	586,607	957
Gross Unrealized Appreciation				957

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	957	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	957	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	957	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	957		-	-	957

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Forward contracts	246,171

At April 30, 2016, accumulated net unrealized appreciation on investments was $4,684,918, consisting of $6,341,883 gross unrealized appreciation and $1,656,965 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 17-18, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group for the one-year period and below the Performance Group for the two-year period (the fund commenced operations on July 1, 2013), while the fund’s total return performance was below the Performance Universe median for both periods. Dreyfus also provided a comparison of the fund’s calendar year total returns in 2014 and 2015 to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expenses were slightly below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 1.50% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board noted the fund’s relatively short period of operations and determined to continue to monitor performance over a longer period of time.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

NOTES

NOTES

NOTES

For More Information

Dreyfus Research Long/Short Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company
Asset Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLSAX Class C: DLSCX Class I: DLSYX Class Y: DLYYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6116SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)